Document And Entity Information	Jan. 05, 2022
Document Information Line Items
Entity Registrant Name	MITESCO, INC
Trading Symbol	N/A
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000802257
Document Period End Date	Jan. 05, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-53601
Entity Tax Identification Number	87-0496850
Entity Address, Address Line One	1600 Highway 100 South, Suite 432
Entity Address, City or Town	St. Louis Park
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	(844)
Local Phone Number	383-8689
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Security Exchange Name	NONE